Supplementary Financial Statements Information (Sales) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 4,904	$ 4,201
Customer One [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	12.00%	12.50%
Customer Two [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	10.00%	12.00%
Customer Three [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer		11.00%
Customer Four [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer		10.00%
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	50	35
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,730	1,562
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,285	1,130
South and Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	461	188
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,152	1,199
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 226	$ 87